Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of contingent liabilities

Valuation assumptions:	March 31, 2024	December 31, 2023
Expected draws	$11,900	$5,000
Expected probability of draws	100.0%	90.0%
Risk-free interest rate	5.5%	5.4%

Valuation assumptions:	December 31, 2023	October 2, 2023
Expected draws	$5,000	$5,000
Expected probability of draws	90.0%	90.0%
Risk-free interest rate	5.4%	4.9%